iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  — 0.4%
Verbund AG ............................ 128,539 $ 9,431,613
a
Brazil  — 6.7%
Auren Energia SA, Class ON ................. 4,029,745 8,621,905
Cia Paranaense de Energia - Copel ............ 6,479,210 16,226,495
CPFL Energia SA ......................... 1,429,091 13,973,877
Energisa SA ............................ 3,033,547 29,403,113
Engie Brasil Energia SA .................... 1,862,303 11,596,156
Equatorial SA ........................... 7,683,781 59,744,491
139,566,037
a
Canada  — 2.4%
Boralex, Inc., Class A
(a)
..................... 450,386 8,351,813
Brookfield Renewable Corp. ................. 283,044 11,788,217
Canadian Solar, Inc.
(a)(b)
..................... 575,724 11,010,721
Northland Power, Inc. ...................... 1,351,387 18,628,527
49,779,278
a
China  — 17.9%
CECEP Environmental Protection Co. Ltd., Class A .. 2,350,100 2,401,005
CECEP Solar Energy Co. Ltd., Class A .......... 3,965,300 3,059,042
CECEP Wind-Power Corp., Class A ............ 6,513,420 2,891,361
China Datang Corp. Renewable Power Co. Ltd., Class
H .................................. 19,370,000 5,181,837
China Longyuan Power Group Corp. Ltd., Class H .. 26,475,000 24,050,740
China Southern Power Grid Energy Storage Co. Ltd.,
Class A .............................. 3,280,500 6,381,209
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 28,911,696 17,074,562
China Yangtze Power Co. Ltd., Class A .......... 24,807,830 93,948,668
CSI Solar Co. Ltd., Class A .................. 3,770,217 8,296,146
Dajin Heavy Industry Co. Ltd., Class A ........... 644,600 5,694,888
GCL System Integration Technology Co. Ltd., Class A
(b)
5,916,400 2,795,556
Ginlong Technologies Co. Ltd., Class A .......... 402,050 4,790,967
Goldwind Science & Technology Co. Ltd., Class H ... 9,830,600 18,356,066
GoodWe Technologies Co. Ltd., Class A
(b)
........ 245,931 2,975,782
Green Development Electricity Group of Tianjin Co.
Ltd., Class A .......................... 2,090,300 2,535,656
Hainan Drinda New Energy Technology Co. Ltd., Class
A
(b)
................................. 231,800 3,352,183
Hoymiles Power Electronics, Inc., Class A ........ 124,398 1,841,850
Huaneng Lancang River Hydropower, Inc., Class A .. 9,495,857 12,387,294
JA Solar Technology Co. Ltd., Class A
(b)
.......... 3,347,452 5,436,237
Jiangsu Haili Wind Power Equipment Technology Co.
Ltd., Class A .......................... 219,800 2,753,807
Jiaze Renewables Co. Ltd. .................. 2,945,400 2,441,602
Jinko Solar Co. Ltd., Class A
(b)
................ 10,233,818 9,301,785
JinkoSolar Holding Co. Ltd., ADR .............. 385,254 9,874,060
Jinlei Technology Co. Ltd., Class A ............. 323,600 1,276,712
LONGi Green Energy Technology Co. Ltd., Class A
(b)
. 7,702,060 19,783,912
Ming Yang Smart Energy Group Ltd., Class A ...... 1,655,000 5,515,475
NYOCOR Co. Ltd., Class A .................. 2,019,500 1,731,350
Risen Energy Co. Ltd., Class A
(b)
.............. 1,153,000 3,303,283
Sany Renewable Energy Co. Ltd., Class A ........ 776,132 2,898,400
Shanghai Aiko Solar Energy Co. Ltd., Class A
(b)
.... 2,140,914 4,180,517
Shenzhen SC New Energy Technology Corp., Class A 352,300 6,971,906
Sichuan Chuantou Energy Co. Ltd., Class A ....... 4,978,200 9,956,011
Sungrow Power Supply Co. Ltd., Class A ......... 1,576,300 34,184,920
Suzhou Maxwell Technologies Co. Ltd., Class A .... 285,900 12,757,057
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(b)
......................... 4,088,700 5,524,470
Titan Wind Energy Suzhou Co. Ltd., Class A ....... 1,817,100 2,054,584
Trina Solar Co. Ltd., Class A
(b)
................ 2,203,215 5,939,237
Security Shares Value
a
China (continued)
Windey Energy Technology Group Co. Ltd., Class A . 795,700 $ 2,224,374
Wuxi Autowell Technology Co. Ltd., Class A ....... 319,717 4,369,936
Zhejiang Akcome New Energy Technology Co. Ltd.
(b)(c)
4,087,000 6
Zhejiang Provincial New Energy Investment Group Co.
Ltd., Class A .......................... 1,823,900 2,064,864
372,559,317
a
Denmark  — 4.7%
Orsted A.S.
(b)(d)
.......................... 1,786,173 40,180,425
Vestas Wind Systems A.S. .................. 1,892,614 57,367,749
97,548,174
a
Germany  — 1.1%
Nordex SE
(b)
............................ 478,771 19,168,271
SMA Solar Technology AG
(a)(b)
................ 103,821 4,516,524
23,684,795
a
India  — 3.7%
Inox Wind Ltd.
(b)
.......................... 9,392,143 11,046,169
NHPC Ltd. ............................. 12,990,596 11,061,563
PTC India Ltd. ........................... 1,295,072 2,431,537
ReNew Energy Global PLC, Class A
(a)(b)
.......... 1,597,823 8,660,201
SJVN Ltd. .............................. 4,708,456 3,719,255
Suzlon Energy Ltd.
(b)
...................... 77,219,403 40,097,392
77,016,117
a
Indonesia  — 1.0%
Barito Renewables Energy Tbk PT
(b)
............ 33,172,600 16,848,163
Pertamina Geothermal Energy PT
(d)
............ 52,862,900 3,511,596
20,359,759
a
Israel  — 0.7%
Enlight Renewable Energy Ltd.
(a)(b)
............. 243,622 13,748,310
a
Italy  — 0.3%
ERG SpA .............................. 264,793 7,047,185
a
Japan  — 2.0%
Chubu Electric Power Co., Inc. ................ 2,686,800 39,035,453
RENOVA, Inc.
(b)
.......................... 588,400 2,631,283
41,666,736
a
New Zealand  — 0.5%
Contact Energy Ltd. ....................... 1,061,047 5,979,888
Meridian Energy Ltd. ...................... 1,384,585 4,697,048
10,676,936
a
Portugal  — 3.0%
EDP Renovaveis SA ....................... 1,200,026 18,230,050
EDP SA ............................... 8,862,762 45,319,238
63,549,288
a
South Korea  — 1.9%
CS Wind Corp.
(b)
......................... 271,868 7,663,218
Doosan Fuel Cell Co. Ltd.
(b)
.................. 517,203 12,121,570
Hanwha Solutions Corp.
(b)
................... 1,010,467 19,292,500
39,077,288
a
Spain  — 6.9%
Corp ACCIONA Energias Renovables SA ......... 309,481 7,834,087
Iberdrola SA ............................ 5,225,170 117,476,160
Solaria Energia y Medio Ambiente SA
(b)
.......... 873,443 19,263,974
144,574,221
a
Switzerland  — 0.4%
BKW AG .............................. 49,411 9,341,710
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global Clean Energy ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Taiwan  — 0.5%
Century Iron & Steel Industrial Co. Ltd. .......... 2,310,000 $ 9,921,776
a
Thailand  — 0.2%
Energy Absolute PCL, NVDR
(b)
................ 46,005,500 4,007,970
a
Turkey  — 0.7%
Akfen Yenilenebilir Enerji A.S.
(b)
............... 4,236,904 1,821,921
CW Enerji Muhendislik Ticaret VE Sanayi A.S.
(b)
.... 3,544,217 2,642,249
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(b)
..... 6,667,768 6,332,440
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi
ve Ticaret A.S.
(b)
........................ 6,204,144 1,162,733
Zorlu Enerji Elektrik Uretim A.S.
(b)
.............. 24,019,538 1,826,736
13,786,079
a
United States  — 43.3%
Array Technologies, Inc.
(a)(b)
.................. 1,941,317 21,985,415
Bloom Energy Corp., Class A
(b)
................ 1,432,130 216,781,518
Clearway Energy, Inc., Class C ............... 1,075,342 38,873,613
Enphase Energy, Inc.
(a)(b)
.................... 1,658,463 61,329,962
First Solar, Inc.
(b)
......................... 641,489 144,668,599
Green Plains, Inc.
(b)
....................... 882,840 10,117,346
Nextpower, Inc., Class A
(a)(b)
.................. 1,741,591 203,922,890
Ormat Technologies, Inc.
(a)
.................. 589,303 73,627,517
Plug Power, Inc.
(a)(b)
....................... 17,634,393 37,296,741
REX American Resources Corp.
(b)
............. 225,292 7,617,123
Shoals Technologies Group, Inc., Class A
(b)
....... 2,126,770 20,076,709
SolarEdge Technologies, Inc.
(a)(b)
.............. 755,979 23,397,550
Sunrun, Inc.
(a)(b)
.......................... 2,205,604 41,906,476
901,601,459
a
Total Common Stocks — 98.3%
(Cost: $1,929,751,335) ............................... 2,048,944,048
Security Shares Value
a
Preferred Stocks
Brazil  — 1.4%
Cia Energetica de Minas Gerais, Preference Shares,
NVS ................................ 12,932,100 $ 28,209,683
a
Total Preferred Stocks — 1.4%
(Cost: $22,836,361) ................................. 28,209,683
a
Total Long-Term Investments — 99.7%
(Cost: $1,952,587,696) ............................... 2,077,153,731
a
Short-Term Securities
Money Market Funds  —  5.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(e)(f)(g)
...................... 107,990,592 108,044,588
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(e)(f)
............................. 2,546,763 2,546,763
a
Total Short-Term Securities — 5.3%
(Cost: $110,584,918) ................................ 110,591,351
Total Investments —  105.0%
(Cost: $2,063,172,614) ............................... 2,187,745,082
Liabilities in Excess of Other Assets — (5.0)% ............... (103,443,789)
Net Assets — 100.0% ................................. $ 2,084,301,293
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 99,009,977  $ 9,010,535
(a)
$ —  $ 13,461  $ 10,615  $ 108,044,588  107,990,592  $ 1,496,130
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,310,000  —  (2,763,237)
(a)
—  —  2,546,763  2,546,763  76,867  —
$ —  $ 13,461  $ 10,615
$ 110,591,351
$ 1,572,997  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Clean Energy ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 9 03/20/26 $ 3,135 $ 7,590
Euro STOXX 50 Index .................................................................. 20 03/20/26 1,411 3,522
MSCI Emerging Markets Index ............................................................. 34 03/20/26 2,585 89,592
$ 100,704
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Shoals Technologies Group, Inc. ......... BNP Paribas USD 9 08/23/27 0.20% 1D OBFR01 Monthly $ –
Shoals Technologies Group, Inc. ......... Merrill Lynch International 9 02/15/28 0.40% 1D OBFR01 Monthly –
Total long positions of equity swaps —
Net dividends and financing fees –
Total equity swap contracts including dividends and financing fees $ —
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Global Clean Energy ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,246,314,178  $ 802,629,864  $ 6  $ 2,048,944,048
Preferred Stocks ......................................... 28,209,683  —  —  28,209,683
Short-Term Securities
Money Market Funds ...................................... 110,591,351  —  —  110,591,351
$ 1,385,115,212  $ 802,629,864  $ 6  $ 2,187,745,082
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 100,704  $ —  $ —  $ 100,704
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
Fair Value Hierarchy as of Period End (continued)